CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Covioriente [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets, in work in progress	$ 523,216	$ 715,573	$ 1,043,138
Covipacifico [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets, in work in progress	$ 541,065	$ 130,105	$ 621,988